Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income for the year ended December 31, 2019 were as follows:

	Owned	Managed	Total
Lease rental income - operating leases	$470,722	$96,989	$567,711
Interest income on net investment in direct financing and sales-type leases	15,356	—	15,356
Interest income on container leaseback financing receivable	10,313	—	10,313
Variable lease revenue	21,468	4,912	26,380
Total lease rental income	$517,859	$101,901	$619,760

Schedule Future Minimum Lease Payments Receivable

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of December 31, 2019:

	Owned	Managed	Total
Year ending December 31:
2020	$294,320	$31,490	$325,810
2021	216,480	17,913	234,393
2022	169,623	6,955	176,578
2023	133,225	5,194	138,419
2024 and thereafter	245,960	14,778	260,738
Total future minimum lease payments receivable	$1,059,608	$76,330	$1,135,938

Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable

The following is a schedule, by year, of future minimum payments receivable under the container leaseback financing receivable as of December 31, 2019:

Twelve months ending December 31:
2020	$36,121
2021	36,022
2022	36,022
2023	36,022
2024 and thereafter	198,027
Total future minimum payments receivable	342,214
Add: residual value of containers	35,703
Less: unearned income	(106,259)
Container leaseback financing receivable (1)	$271,658
Amounts due within one year	20,547
Amounts due beyond one year	251,111
Container leaseback financing receivable	$271,658

(1) As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.

Schedule of Components of Net Investment in Direct Financing and Sales-type Leases

The following table represents the components of the net investment in direct financing and sales-type leases as of December 31, 2019 and 2018:

	2019	2018
Future minimum lease payments receivable	$385,589	$196,041
Residual value of containers	11,143	11,393
Less unearned income	(101,429)	(40,374)
Net investment in direct financing and sales-type leases	$295,303	$167,060
Amounts due within one year	$40,940	$39,270
Amounts due beyond one year	254,363	127,790
Net investment in direct financing and sales-type leases (1)	$295,303	$167,060

(1) As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s direct financing and sales-type leases portfolio. As of December 31, 2018, three major customers represented 20.6%, 17.0% and 11.3% of the Company’s direct financing and sales-type leases portfolio. No other customer represented more than 10% of the Company’s direct financing and sales-type leases portfolio as of December 31, 2019 and 2018.

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2019:

Year ending December 31:
2020	$59,075
2021	62,136
2022	38,680
2023	32,959
2024 and thereafter	192,739
Total future minimum lease payments receivable	$385,589

Schedule of Other Information Related to Operating Leases	Other information related to the Company's operating leases are as follows:

2019
Operating lease cost	$2,095
Short-term and variable lease cost	138
Total rent expense	$2,233

Cash paid for amounts included in the measurement of lease liabilities	$2,098

2019
Weighted-average remaining lease term	5.4 years
Weighted-average discount rate	4.17%

Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2019 were as follows:

Operating leasing
Year ending December 31:
2020	$2,232
2021	2,200
2022	2,039
2023	2,103
2024 and thereafter	7,392
Total lease payments	15,966
Less imputed interest	(2,230)
Total operating lease liabilities	$13,736